4. NOTES PAYABLE (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes payable	$ 438,770	$ 358,770
Less: current portion	358,770	358,770	268,270
Long term portion	80,000	0
Promissory Notes issued 6/20/2012
Notes payable	268,270	268,270
Promissory Notes issued 6/6/2013
Notes payable	90,500	90,500
Note payable issued 4/7/2014
Notes payable	$ 80,000	$ 0